INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Income Taxes Paid	$ 41.3	$ 20.3	$ 17.6
Effective tax rate	24.30%	19.60%	21.50%
Indefinitely reinvested non-U.S. earnings	$ 129.9
Accrued interest expense	$ 0.0	$ 7.0	$ 5.0